UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2006

                    Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2006

Table of Contents
Letter to Shareholders ************************ 3
Fund Performance**************************** 5
Investment Sectors *************************** 8
Schedule of Investments ********************** 9
Financial Statements ************************* 12
Financial Highlights *************************** 15
Notes to the Financial Statements************** 16
Trustees & Officers *************************** 19

Dear Fellow Shareholders:

Northeast Investors Growth Fund ended the first half of 2006 up 2.34% while its benchmark, the S&P 500 Index, was up 2.76%. During the second quarter of 2006, in particular, the performance of the Fund and the market in general, was volatile. Equity markets performed well during the first quarter as strong economic and earnings growth continued to outweigh higher oil prices and interest rates. In mid-May, the markets turned sharply lower in reaction to the Federal Reserve Bank's concerns over inflationary pressures and the possible consequence of prolonged interest rate increases.

The Fund's positive performance in the first half of 2006 was in part due to its overweighted position in the Energy sector. The majority of the Fund's Energy holdings beat the performance of the S&P 500 Index. The better performers within this sector were concentrated in the Oil Services and Equipment area. This sector benefited as oil companies continue to spend on exploration and production during a time of high demand and high prices for oil.

The Fund's performance within the Information Technology Sector did not fare as well as it did in 2005. Though this area contained a number of the better performing stocks in the portfolio, among them Akamai Technologies, and Corning Inc., it also contained some of the poorer performing stocks, such as Apple Computer and Marvell Technology Group. Though we continue to like the names selected within this sector, we trimmed our exposure in 2006 as, in our opinion, the valuations seemed ahead of earnings trends.

The Financial Sector is an area we continued to augment during the first half of 2006, bringing it from a near market-weight position at the end of 2005 to an over-weight position currently. New names have been added and positions of longstanding holdings increased with the belief that banks and financial service companies will benefit as the Federal Reserve Bank's interest rate increases wane and the longer-term yield curve becomes steeper.

The Fund remains under-weighted relative to the S&P 500 Index in the Consumer Discretionary sector, an under-weight the Fund has maintained for over a year. We remain concerned that high energy prices and increasing interest rates will slow the rate ofdiscretionary spending. Positions such as Starbucks Corp. and Best Buy Co. Inc., we believe, are likely to weather the slowdown due to industry leading positions, strong management teams and well-known brand names.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments online, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

Yours sincerely,
William A. Oates, Jr.
President
July 2006

Average Annual Total Return (unaudited)
One year ended June 30, 2006 ************************************* 13.98%
Five years ended June 30, 2006 ************************************ 3.13%
Ten years ended June 30, 2006 ************************************* 8.72%

Performance Graph
(Ten Years) (unaudited)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index assuming an investment of $10,000 in both at their closing prices on December 31, 1995 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2006 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted


                                                                                              Six Months
                                                                                              Ended
                                                                                              June 30,
             1996     1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
Northeast
Investors   $12,460 $15,525 $21,313 $28,419 $36,697 $31,207 $25,855 $19,994 $25,670 $27,867 $28,519
Growth
Fund

Standard
& Poor's    $12,268 $15,050 $20,032 $25,709 $31,118 $28,287 $24,926 $19,417 $24,986 $27,705 $28,456
500 Index

Returns and Per Share Data

                                                                                 Six Months
                                                                                      Ended
                                                                                   June 30,
                        Year Ended December 31,                                        2006
                    1996   1997  1998  1999  2000  2001   2002    2003  2004  2005 (unaudited)
Net Asset Value     12.15 15.84 20.47 26.08 20.23 15.43  11.91   15.26 16.52 18.40 18.83
Income Dividend      0.05  0.06  0.05  0.02  0.00  0.00   0.02    0.03  0.05  0.00 0.00
Capital Gains Dist.  0.98  0.77  0.55  0.31  2.05  1.44   0.00    0.00  0.00  0.00 0.00
NEIG Return (%)     24.60 37.28 33.34 29.13 -14.96 -17.15 -22.67 28.39  8.56 11.38 2.34
S&P 500 Return (%)  22.68 33.10 28.34 21.04 -9.10  -11.88 -22.10 28.68 10.88  4.91 2.71

Table Omitted

About Your Fund's Expenses (unaudited)

                                Beginning Account Value Ending Account Value    Expenses Paid During Period
                                12/31/2005              6/30/2006               12/31/2005 - 6/30/2006
Actual Return
2.34%                           $1,000.00               $1,023.40               $5.81
Hypothetical
(5% return before expenses)     $1,000.00               $1,019.15               $5.69

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 12/31/2005 - 6/30/2006.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings (unaudited)
June 30, 2006
                                                                        Percent
                                                        Market          of Net
                                                        Value           Assets
Akamai Technologies, Inc. ***************************** $6,065,444      4.53%
Corning, Inc. *****************************************  5,793,505      4.32%
Goldman Sachs Group ***********************************  4,603,158      3.44%
Zions Bancorporation **********************************  4,263,318      3.18%
Eaton Vance Corp. *************************************  3,579,264      2.67%
Gilead Sciences, Inc. *********************************  3,443,112      2.57%
Procter & Gamble Co. **********************************  3,269,280      2.44%
Apple Computer, Inc. **********************************  3,264,390      2.44%
CVS Corp. *********************************************  3,064,781      2.29%
Schlumberger Ltd **************************************  3,060,170      2.28%


Summary of Industry Weightings as a Percentage of Net
Assets (unaudited)
June 30, 2006

                                                                Northeast
                                                        Market  Investors       S&P 500
Major Sectors                                           Value   Growth Fund     Index
Consumer Discretionary ************************** $ 9,879,963   7.37%           10.60%
Consumer Staples *******************************  $14,908,082   11.13%          10.00%
Energy******************************************  $18,877,238   14.09%          9.80%
Financials ************************************** $34,315,494   25.61%          21.20%
Health Care ************************************* $14,316,832   10.69%          11.60%
Industrials ************************************* $14,907,334   11.13%          11.50%
Information Technology ************************** $24,431,658   18.23%          16.20%
Materials *************************************** $ -            0.00%          3.10%
Telecommunication Services ********************** $ 2,063,256    1.54%          3.10%
Utilities**************************************** $ -            0.00%          2.90%
Cash and other equivalents ********************** $ 285,494      0.21%          0.00%
                                                                100.00%         100.00%

Schedule of Investments June 30, 2006 (unaudited)
                                        Number          Market          Percent
Common Stocks                           of              Value           of Net
Name of Issuer                          Shares          (Note B)        Assets

Consumer Discretionary
Best Buy Co., Inc. *                    35,950          $ 1,971,498
DSW, Inc., Class A^#                    69,560            2,533,375
Garmin Ltd.^                             6,700              706,448
J Crew Group, Inc.^                     26,000              713,700
Lowes Cos                               26,600            1,613,822
Starbucks Corp.^                        62,000            2,341,120
                                                       ------------
                                                          9,879,963     7.37%
Consumer Staples
Archer Daniels Midland Co.              32,300            1,333,344
Brown-Forman Corp., Class B             24,000            1,720,560
CVS Corp.                               99,830            3,064,781
Hansen Natural Corp.^                    3,300              628,221
PepsiCo, Inc.                           36,600            2,197,464
Procter & Gamble Co.*                   58,800            3,269,280
United Natural Foods, Inc.^#            81,600            2,694,432
                                                       ------------
                                                         14,908,082     11.13%
Energy
Apache Corp.                            33,900            2,313,675
BP, PLC                                 17,500            1,218,175
Chevron Corp.                           30,700            1,905,242
EnCana Corp.*                           48,300            2,542,512
Exxon Mobil Corp.*                      20,082            1,232,031
Halliburton Co.                         29,640            2,199,584
Schlumberger Ltd                        47,000            3,060,170
Suncor Energy                           28,232            2,287,074
Weatherford International Ltd.^         42,700            2,118,774
                                                       ------------
                                                         18,877,237     14.09%
Financials
American Express Co.                    45,500            2,421,510
Bank of America Corp.*                  58,170            2,797,977
Boston Properties, Inc.                 21,000            1,898,400
Citigroup, Inc.                         42,950            2,071,908
Commerce Bancorp, Inc.                  42,400            1,512,408
Eaton Vance Corp.*                     143,400            3,579,264
Fidelity Bankshares, Inc.               77,020            2,450,776
Goldman Sachs Group*                    30,600            4,603,158
JPMorgan Chase & Co.                    48,200            2,024,400
State Street Corp.                      43,500            2,526,915
T. Rowe Price Group, Inc.               71,000            2,684,510
UBS AG.^                                13,500            1,480,950
Zions Bancorporation*                   54,700            4,263,318
                                                       ------------
                                                         34,315,494     25.61%

Health Care
Amgen, Inc. *^                          29,600            1,930,808
Cerner Corp.^                           49,400            1,833,234
Genentech, Inc.^                        36,900            3,018,420
Gilead Sciences, Inc.*^                 58,200            3,443,112
Hologic, Inc.^                          41,690            2,057,818
Medco Health Solutions, Inc.^           35,500            2,033,440
                                                       ------------
                                                         14,316,832     10.69%
Industrials
3M Co.*                                 27,700            2,237,329
The Boeing Company                      18,500            1,515,335
Caterpillar, Inc.                       30,800            2,293,984
Danaher Corp.                           32,000            2,058,240
Emerson Electric Co.                    23,000            1,927,630
Fedex Corp.                             17,600            2,056,736
General Electric Co.*                   85,500            2,818,080
                                                       ------------
                                                         14,907,334     11.13%
Information Technology
Akamai Technologies, Inc.*^            167,600            6,065,444
Apple Computer, Inc.*^                  57,000            3,264,390
Corning, Inc.*^                        239,500            5,793,505
Google, Inc., Class A^                   6,070            2,545,333
Iron Mountain, Inc.^                    36,475            1,363,436
Marvell Technology Group Ltd.^          40,000            1,773,200
Nokia Corp.                             92,500            1,874,050
Sonus Networks, Inc.^                  354,000            1,752,300
                                                       ------------
                                                         24,431,658     18.23%
Telecommunication Services
American Tower Corp., Class A*^         66,300            2,063,256      1.54%

Total Common Stocks (Cost-$103,608,155)                $133,699,857     99.79%

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement,
3.75% due 7/3/06 @                                          443,491

Total Repurchase Agreement (Cost-$443,491)                $ 443,491      0.33%

Cash Equivalents
BGI Institutional Money Market Fund~ - 5.16377%           4,455,998
Total Cash Equivalents (Cost-$4,455,998)                $ 4,455,998      3.32%
Total Investment Portfolio (Cost-$108,507,644)          138,599,346    103.44%
Total Assets and Liabilities                             (4,613,995)    -3.44%
Total Net Assets                                       $133,985,351    100.00%

@ Acquired on June, 30 2006. Collateralized by $466,647 of market value of U.S. Government mortgagebacked securities due through 5/15/36. The maturity value is $443,630.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end (See Note I)

Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

Statement of Assets and Liabilities (unaudited)
June 30, 2006

Assets
Investments-at market value (including securities loaned of $4,567,720)
(cost $108,507,644)                                                $138,599,346
Receivable for investments sold                                       5,034,750
Receivable for shares sold                                                  150
Dividends receivable                                                     97,253
Other receivables                                                            46
                                                                   ------------
Total Assets                                                        143,731,545

Liabilities
Collateral on securities loaned, at value                             4,455,998
Payable for investments purchased                                     4,986,745
Payable for shares repurchased                                          181,723
Accrued investment advisory fee                                          63,771
Accrued expenses                                                         57,957
                                                                   ------------
Total Liabilities                                                     9,746,194

Net Assets                                                         $133,985,351

Net Assets Consist of:
Capital paid-in                                                     $98,641,363
Accumulated net realized gain                                         5,252,286
Net unrealized appreciation of investments                           30,091,702
                                                                   ------------
Net Assets                                                         $133,985,351

Net Asset Value, offering price and redemption price per share
($133,985,351/7,118,760 shares)                                          $18.83

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended June 30, 2006

Investment Income
Dividend income                                                         744,302
Interest income                                                           9,178
Other income                                                             26,341
                                                                        -------
Total Income                                                            779,821

Expenses
Investment advisory fee                                                 392,879
Administrative expenses and salaries                                    164,466
Audit fees                                                               48,900
Computer and related expenses                                            39,250
Legal fees                                                               27,300
Printing, postage, and stationery                                        20,275
Registration and Filing fees                                             18,200
Insurance                                                                17,430
Trustee fees                                                             15,295
Commitment fee                                                           12,177
Telephone expense                                                         9,100
Custodian fees                                                            6,188
Miscellaneous fees                                                        4,550
Interest fee                                                                742
                                                                       --------
Total Expenses                                                          776,752

Net Investment Income (loss)                                              3,069

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                $7,106,425
Change in unrealized appreciation/(depreciation) of investments      (3,943,581)
                                                                    -----------
Net gain (loss) on investments                                        3,162,844
                                                                    -----------
Net increase (decrease) in net assets resulting from operations      $3,165,913

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

                                                                Six Months
                                                                Ended
                                                                June 30,                Year Ended
                                                                2006                    December 31,
                                                                (unaudited)             2005
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                                       $3,069                 $(192,184)
Net realized gain (loss) from investment transactions           7,106,425                 9,036,562
Change in unrealized appreciation/(depreciation) of investments(3,943,581)                4,937,206
                                                               ----------                -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                       3,165,913                13,781,584

Distributions to Shareholders From Net Investment Income           -                          -

From Net Fund Share Transactions                               (3,592,898)              (15,607,250)
                                                              -----------               -----------
Total Increase (Decrease) in Net Assets                          (426,985)               (1,825,666)

Net Assets:
Beginning of Period                                           134,412,336               136,238,002

End of Period                                                $133,985,351              $134,412,336

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                                Six Months
                                                Ended
                                                June 30,
                                                2006                    Year Ended December 31,
Per Share Data^                                (unaudited)     2005    2004    2003    2002    2001
Net Asset Value:
Beginning of Period                            $18.40        $16.52  $15.26  $11.91  $15.43  $20.23
Income From Investment
Operations:
Net investment gain/(loss)                       0.00         (0.02)   0.04    0.03    0.02   (0.01)
Net realized and unrealized gain
(loss) on investment                             0.43          1.90    1.27    3.35   (3.52)  (3.35)
Total from investment operations                 0.43          1.88    1.31    3.38   (3.50)  (3.36)
Less Distributions:
Net investment income                            0.00          0.00   (0.05)  (0.03)  (0.02)   0.00
Capital Gain                                     0.00          0.00    0.00    0.00    0.00   (1.44)
Total Distributions                              0.00          0.00   (0.05)  (0.03)  (0.02)  (1.44)
Net Asset Value:
End of Period                                  $18.83        $18.40  $16.52  $15.26  $11.91  $15.43
Total Return                                   2.34%*        11.38%   8.56%  28.39%  -22.67% -17.15%

Ratios & Supplemental Data
Net assets end of period (in
thousands)                                   $133,985     $134,412 $136,238 $141,561 $125,986 $187,218
Ratio of operating expenses to
average net assets (includes
interest expense)                                1.14%~      1.18%    1.32%    1.43%   1.31%     1.14%
Ratio of interest expense to
average net assets                               0.00%~      0.00%    0.07%    0.22%   0.21%     0.14%
Ratio of net investment income to
average net assets                               0.00%~     -0.15%    0.29%    0.21%   0.17%    -0.05%
Portfolio turnover rate                            33%*        57%      19%      25%     26%       30%

^ Average share method used to calculate per share data
* Not annualized
~ Annualized

Notes to Financial Statements (unaudited)
Note A-Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies
Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2006 there were no securities priced at fair value as determined in good faith.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $44,772,931 and $48,119,829, respectively, for the six months ended June 30, 2006.

Note E-Shares of Beneficial Interest

At June 30, 2006, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                June 30, 2006                   December 31, 2005
                                                Shares          Amount          Shares          Amount
Shares sold ********************                204,417         $ 3,923,637     361,828         $ 6,158,841
Shares issued to shareholders in
reinvestment of distributions
from net investment income and
realized gains from security
transactions ******************                 0               $ 0             0               $ 0
                                                ----------      -----------     ---------       ----------
                                                204,417         $ 3,923,637     361,828         $ 6,158,841

Shares repurchased*************                 (392,405)       $(7,516,535)    (1,305,097)     $(21,766,091)
                                                ----------      -----------     ---------       ----------
Net increase *******************                (187,988)       $(3,592,898)    (943,269)       $(15,607,250)

Note F-Repurchase Agreement
On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2006, the Fund had unused lines of credit amounting to $25,000,000 and there was no outstanding balance. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2006:

Average amount outstanding (total of daily outstanding principal balances divided by number of days during the period)*************************** $19,728 Weighted average interest rate (actual interest expense on short-term borrowing divided by average short-term borrowings outstanding) **** ************** 3.76%

Note H-Additional Tax Information
The tax character of distributions paid during the fiscal year ended December 31, 2004 and 2005 were $388,373 and $0.00 respectively, and were classified as ordinary income.

At June 30, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                        2006
Tax cost ****************************************************** $104,051,646
Gross unrealized gain******************************************   30,903,685
Gross unrealized loss ******************************************    (811,983)
Net unrealized security gain (loss)***********************      $ 30,091,702

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Note I-Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2006, the value of securities loaned and the value of collateral was $4,567,720 and $4,455,998, respectively. During the six months ended June 30, 2006, income from securities lending amounted to $7,039.

Trustees & Officers
The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                Principal Occupation(s)/Other
                                                                                Directorships During the Past Five
Name/Age/Service*                               Position                        Years

                                Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.          Trustee and President                           Trustee and President of Northeast
Age: 64                                                                         Investors Growth Fund; President
Years of Service: 25                                                            and Director of Northeast Investment
                                                                                Management, Inc.; Vice President of
                                                                                Northeast Investors Trust.

Ernest E. Monrad                Trustee                                         Trustee of Northeast Investors Trust;
Age: 76                                                                         Director of New America High
Years of Service: 25                                                            Income Fund, Inc.; Trustee of
                                                                                Century Shares Trust and Century
                                                                                Small Cap Select until 7/31/05;
                                                                                Officer and Director of Northeast
                                                                                Investment Management, Inc.

Gordon C. Barrett               Senior Vice President and                       Officer of Northeast Investors Trust,
Age: 49                         Chief Financial Officer                         Northeast Investors Growth Fund,
Years of Service: 12                                                            and Northeast Investment
                                                                                Management, Inc.

Robert B. Minturn               Trustee, Clerk, Vice                            Officer of Northeast Investors Trust
Age: 67                         President, and Chief                            (Trustee until 6/30/05); Officer and
Years of Service: 25            Legal Officer                                   Director of Northeast Investment
                                                                                Management, Inc.

                                Independent Trustees

John C. Emery                   Trustee                                         Partner, Law Firm of Sullivan &
Age: 75                                                                         Worcester
Years of Service: 25

Michael Baldwin                 Trustee                                         Partner, Baldwin Brothers,
Age: 65                                                                         Registered Investment Advisor
Years of Service: 6

F. Washington Jarvis            Trustee                                         Headmaster Emeritus at Roxbury
Age: 67                                                                         Latin School
Years of Service: 2

* The Trustees serve until their resignation or the appointment of a successor, and the officers serve at the pleasure of the Trustees.

Board Approval of Investment Advisory Contract

At its meeting held on June 7, 2006, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to extend the Fund's investment management agreement with Northeast Management & Research Company, Inc. (the "Investment Adviser").

The Investment Adviser presented detailed information to the Board requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and discussed financial information provided by the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund. The Board also considered and reviewed information regarding brokerage.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with index data and data concerning performance relative to other funds with generally similar objectives and management policies. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser's profitability, and it was noted that the profitability percentage was within ranges generally determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board concluded that the Fund's fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.


Trustees
William A. Oates, Jr.                                   John C. Emery
Ernest E. Monrad                                        Michael Baldwin
Robert B. Minturn                                       F. Washington Jarvis

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisor
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               150 Federal Street
                          Boston, Massachusetts 02110
                          800-225-6704 ) 617-523-3588
                           www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.



Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures for the submission of nominees for Trustee.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 6, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 6, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 6, 2006


  Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 6, 2006
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 6, 2006
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)




  Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2006 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 6, 2006
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 6, 2006
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.